Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of the defined benefit obligation	$ (4,250,522)		$ (4,392,723)
Fair value of plan assets	3,384,303		2,960,474
Funded status	(866,219)		(1,432,249)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (866,219)	$ (27,613)	$ (1,432,249)